Taxation - Additional Information (Detail) - GBP (£) £ in Millions				12 Months Ended
	Jan. 01, 2021	Apr. 01, 2020	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax Expenses [Line Items]
Tax paid (net)				£ 496	£ 464	£ 415
Applicable tax rate				22.30%	22.60%	21.00%
Deferred tax credit				£ 14	£ 6	£ 8
Reported tax rate				18.50%	18.30%	17.00%
Deferred tax liabilities				£ 665	£ 593
Deferred tax assets				270	239
Unrecognised state and local tax losses				94	96
Unrecognised state and local tax losses expire within ten years				44	45
Unrecognised state and local tax losses expire after more than ten years				50	51
Unused tax losses for which no deferred tax asset recognised				6	6
Put and call option arrangement [member]
Disclosure Of Income Tax Expenses [Line Items]
Expenses not deductible for tax purposes, credit				19
Unused trading losses [member]
Disclosure Of Income Tax Expenses [Line Items]
Unused losses and interest expenses for which no deferred tax asset has been recognised				297	255
Deferred tax asset not recognised				81	66
Unrecognised losses expiration within 10 years				168	124
Unrecognised losses expiration more than 10 years				129	131
Unused tax losses and other temporary differences [member]
Disclosure Of Income Tax Expenses [Line Items]
Unused losses and interest expenses for which no deferred tax asset has been recognised				23	33
Deferred tax asset not recognised which can only be used to offset future capital gains				4	£ 6
Temporary differences [member] | Capitalised development costs [member]
Disclosure Of Income Tax Expenses [Line Items]
Deferred tax liabilities				207
Deferred tax assets				21
Temporary differences [member] | Fair value movements on investments [member]
Disclosure Of Income Tax Expenses [Line Items]
Deferred tax liabilities				43
Temporary differences [member] | Accruals and provisions [member]
Disclosure Of Income Tax Expenses [Line Items]
Deferred tax assets				95
Temporary differences [member] | Share based remuneration provisions [member]
Disclosure Of Income Tax Expenses [Line Items]
Deferred tax assets				27
Temporary differences [member] | Property, plant and equipment [member]
Disclosure Of Income Tax Expenses [Line Items]
Deferred tax assets				£ 16
United Kingdom [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate					19.00%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate		17.00%
US [member]
Disclosure Of Income Tax Expenses [Line Items]
Federal corporate tax rate							35.00%
US [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expenses [Line Items]
Federal corporate tax rate			21.00%
Netherlands [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate				25.00%
Netherlands [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate	21.70%
Weighted average [member]
Disclosure Of Income Tax Expenses [Line Items]
Applicable tax rate				22.30%	22.60%	21.00%